Capital structure, Share Schemes, Movement in Performance Rights on Issue (Details)		12 Months Ended
		Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Movement in performance rights on issue [Abstract]
Percentage of increase in entitlement due to administrative error			50.00%
Performance Rights [Member]
Movement in performance rights on issue [Abstract]
Opening balance (in shares)		31,227,386	30,801,865
Issued (in shares)		10,165,921	9,192,451
Exercised (in shares)		(7,518,847)	(8,260,474)
Forfeited (in shares)		(2,403,611)	(504,456)
Closing balance (in shares)		31,470,849	31,227,386
Performance Rights [Member] | 2019 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1695	$ 0.1695
Opening balance (in shares)		1,659,763	1,659,763
Issued (in shares)		0	0
Exercised (in shares)		(547,722)	0
Forfeited (in shares)		(1,112,041)	0
Closing balance (in shares)		0	1,659,763
Performance Rights [Member] | 2019 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.195	$ 0.195
Opening balance (in shares)		1,106,509	1,106,509
Issued (in shares)		0	0
Exercised (in shares)		(1,106,509)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	1,106,509
Performance Rights [Member] | 2019 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.14	$ 0.14
Opening balance (in shares)		1,676,363	1,676,363
Issued (in shares)		0	0
Exercised (in shares)		(553,200)	0
Forfeited (in shares)		(1,123,163)	0
Closing balance (in shares)		0	1,676,363
Performance Rights [Member] | LTI - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		08-Aug-19	08-Aug-19
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.175	$ 0.175
Opening balance (in shares)		1,125,434	1,125,434
Issued (in shares)		0	0
Exercised (in shares)		(1,125,434)	0
Forfeited (in shares)		0
Closing balance (in shares)		0	1,125,434
Performance Rights [Member] | Sign on Performance Rights - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19	01-Jul-19
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1352	$ 0.1352
Opening balance (in shares)		956,145	956,145
Issued (in shares)		0	0
Exercised (in shares)		(956,145)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	956,145
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19	01-Jul-19
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1352	$ 0.1352
Opening balance (in shares)		169,457	169,457
Issued (in shares)		0	0
Exercised (in shares)		(169,457)	0
Forfeited (in shares)		0
Closing balance (in shares)		0	169,457
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		15-Jul-19	15-Jul-19
Vesting date		Jul. 15, 2022	Jul. 15, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.185	$ 0.185
Opening balance (in shares)		256,156	256,156
Issued (in shares)		0	0
Exercised (in shares)		(256,156)	0
Forfeited (in shares)		0
Closing balance (in shares)		0	256,156
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Aug-19	01-Aug-19
Vesting date		Aug. 01, 2022	Aug. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1862	$ 0.1862
Opening balance (in shares)		741,120	741,120
Issued (in shares)		0	0
Exercised (in shares)		(741,120)	0
Forfeited (in shares)		0
Closing balance (in shares)		0	741,120
Performance Rights [Member] | Special Award [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Jun-20	30-Jun-20
Vesting date		Jun. 30, 2023	Jun. 30, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.13	$ 0.13
Opening balance (in shares)		280,000	280,000
Issued (in shares)		0	0
Exercised (in shares)		(280,000)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	280,000
Performance Rights [Member] | Special Award [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Jun-20	30-Jun-20
Vesting date		Jun. 30, 2023	Jun. 30, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.13	$ 0.13
Opening balance (in shares)		200,000	200,000
Issued (in shares)		0	0
Exercised (in shares)		(200,000)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	200,000
Performance Rights [Member] | 2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1665	$ 0.1665
Opening balance (in shares)		2,016,774	2,016,774
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		2,016,774	2,016,774
Performance Rights [Member] | 2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.195	$ 0.195
Opening balance (in shares)		1,344,516	1,344,516
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,344,516	1,344,516
Performance Rights [Member] | 2020 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.137	$ 0.137
Opening balance (in shares)		1,527,255	1,588,715
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	(61,460)
Closing balance (in shares)		1,527,255	1,527,255
Performance Rights [Member] | 2020 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.125	$ 0.125
Opening balance (in shares)		2,170,190	2,354,570
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	(184,380)
Closing balance (in shares)		2,170,190	2,170,190
Performance Rights [Member] | 2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.137	$ 0.137
Opening balance (in shares)		3,642,025	3,642,025
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		3,642,025	3,642,025
Performance Rights [Member] | 2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.125	$ 0.125
Opening balance (in shares)		2,428,016	2,428,016
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		2,428,016	2,428,016
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Sep-20	30-Sep-20
Vesting date		Sep. 30, 2023	Sep. 30, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.12	$ 0.12
Opening balance (in shares)		226,129	226,129
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		226,129	226,129
Performance Rights [Member] | Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Feb-21	01-Feb-21
Vesting date		Feb. 01, 2024	Feb. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33	$ 0.33
Opening balance (in shares)		600,000	600,000
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		600,000	600,000
Performance Rights [Member] | 2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21	01-Jul-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.371	$ 0.371
Opening balance (in shares)		1,458,852	0
Issued (in shares)		0	1,458,852
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,458,852	1,458,852
Performance Rights [Member] | 2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21	01-Jul-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33	$ 0.33
Opening balance (in shares)		972,569	0
Issued (in shares)		0	972,569
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		972,569	972,569
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21	01-Jul-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33	$ 0.33
Opening balance (in shares)		679,146	0
Issued (in shares)		0	679,146
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		679,146	679,146
Performance Rights [Member] | 2021 Cash Bonus Conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21	01-Jul-21
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33	$ 0.33
Opening balance (in shares)		909,173	0
Issued (in shares)		0	909,173
Exercised (in shares)		(909,173)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	909,173
Performance Rights [Member] | 2021 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21	01-Jul-21
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33	$ 0.33
Opening balance (in shares)		469,740	0
Issued (in shares)		0	469,740
Exercised (in shares)		(469,740)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	469,740
Performance Rights [Member] | 2021 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		26-Aug-21	26-Aug-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.457	$ 0.457
Opening balance (in shares)		605,125	0
Issued (in shares)		0	627,854
Exercised (in shares)		0	0
Forfeited (in shares)		0	(22,729)
Closing balance (in shares)		605,125	605,125
Performance Rights [Member] | 2021 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		26-Aug-21	26-Aug-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.51	$ 0.51
Opening balance (in shares)		1,028,040	0
Issued (in shares)		0	1,096,228
Exercised (in shares)		0	0
Forfeited (in shares)		0	(68,188)
Closing balance (in shares)		1,028,040	1,028,040
Performance Rights [Member] | 2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21	05-Nov-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.724	$ 0.724
Opening balance (in shares)		1,567,975	0
Issued (in shares)		0	1,567,975
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,567,975	1,567,975
Performance Rights [Member] | 2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21	05-Nov-21
Vesting date		Jul. 01, 2024	Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.79	$ 0.79
Opening balance (in shares)		1,045,316	0
Issued (in shares)		0	1,045,316
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,045,316	1,045,316
Performance Rights [Member] | 2021 LTI Time Based - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21
Vesting date		Nov. 05, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.79	$ 0.79
Opening balance (in shares)		250,598	0
Issued (in shares)		0	250,598
Exercised (in shares)		(204,191)	0
Forfeited (in shares)		(46,407)	0
Closing balance (in shares)		0	250,598
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		16-Nov-21
Vesting date		Nov. 16, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.705	$ 0.705
Opening balance (in shares)		115,000	0
Issued (in shares)		0	115,000
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		115,000	115,000
Performance Rights [Member] | 2022 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.4528
Opening balance (in shares)		0
Issued (in shares)		1,392,806
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,392,806	0
Performance Rights [Member] | 2022 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.425
Opening balance (in shares)		0
Issued (in shares)		928,538
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		928,538	0
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.425
Opening balance (in shares)		0
Issued (in shares)		157,000
Exercised (in shares)		0
Forfeited (in shares)		(122,000)
Closing balance (in shares)		35,000	0
Performance Rights [Member] | 2022 Cash Bonus conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.425
Opening balance (in shares)		0
Issued (in shares)		1,207,370
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,207,370	0
Performance Rights [Member] | 2022 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.425
Opening balance (in shares)		0
Issued (in shares)		929,307
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		929,307	0
Performance Rights [Member] | 2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		22-Aug-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.68
Opening balance (in shares)		0
Issued (in shares)		200,000
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		200,000	0
Performance Rights [Member] | Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		25-Aug-22
Vesting date		Aug. 25, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.66
Opening balance (in shares)		0
Issued (in shares)		200,000
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		200,000	0
Performance Rights [Member] | 2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Sep-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.6128
Opening balance (in shares)		0
Issued (in shares)		59,905
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		59,905	0
Performance Rights [Member] | 2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Sep-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.65
Opening balance (in shares)		0
Issued (in shares)		179,715
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		179,715	0
Performance Rights [Member] | 2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Sep-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.6448
Opening balance (in shares)		0
Issued (in shares)		306,987
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		306,987	0
Performance Rights [Member] | 2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Sep-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.615
Opening balance (in shares)		0
Issued (in shares)		204,658
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		204,658	0
Performance Rights [Member] | 2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Sep-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.578
Opening balance (in shares)		0
Issued (in shares)		681,095
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		681,095	0
Performance Rights [Member] | 2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Sep-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.615
Opening balance (in shares)		0
Issued (in shares)		1,050,312
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,050,312	0
Performance Rights [Member] | 2022 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		04-Nov-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.5245
Opening balance (in shares)		0
Issued (in shares)		1,249,442
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,249,442	0
Performance Rights [Member] | 2022 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		04-Nov-22
Vesting date		Jul. 01, 2025
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.57
Opening balance (in shares)		0
Issued (in shares)		832,962
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		832,962	0
Performance Rights [Member] | PR's in lieu of directors fees [Member]
Movement in performance rights on issue [Abstract]
Grant date		04-Nov-22
Vesting date		Nov. 04, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.57
Opening balance (in shares)		0
Issued (in shares)		385,824
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		385,824	0
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jan-23
Vesting date		Jan. 01, 2026
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.37
Opening balance (in shares)		0
Issued (in shares)		200,000
Forfeited (in shares)		0
Closing balance (in shares)		200,000	0
Performance Rights [Member] | Catch-up LTIs - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			06-Nov-20
Vesting date			Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.1885
Opening balance (in shares)		0	2,766,272
Issued (in shares)			0
Exercised (in shares)			(2,766,272)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | 2020 Cash Bonus Conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			01-Jul-20
Vesting date			Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.1242
Opening balance (in shares)		0	1,334,562
Issued (in shares)			0
Exercised (in shares)			(1,334,562)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | 2020 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			01-Jul-20
Vesting date			Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.1242
Opening balance (in shares)		0	1,475,042
Issued (in shares)			0
Exercised (in shares)			(1,475,042)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Catch-up LTIs - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			08-Aug-19
Vesting date			Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.175
Opening balance (in shares)		0	1,519,208
Issued (in shares)			0
Exercised (in shares)			(1,519,208)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			01-Jul-19
Vesting date			Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.135
Opening balance (in shares)		0	169,457
Issued (in shares)			0
Exercised (in shares)			(169,457)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			15-Jul-19
Vesting date			Jul. 15, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.185
Opening balance (in shares)		0	256,156
Issued (in shares)			0
Exercised (in shares)			(256,156)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	[1]		08-Aug-19
Vesting date	[1]		Nov. 14, 2021
Market Value per right at grant date (in dollars per share) | $ / shares	[1]		$ 0.175
Opening balance (in shares)	[1]	0	244,378
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(244,378)
Forfeited (in shares)	[1]		0
Closing balance (in shares)	[1]		0
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			08-Aug-19
Vesting date			Nov. 14, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.175
Opening balance (in shares)		0	244,378
Issued (in shares)			0
Exercised (in shares)			(244,378)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			06-May-19
Vesting date			May 06, 2022
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.19
Opening balance (in shares)		0	251,021
Issued (in shares)			0
Exercised (in shares)			(251,021)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			14-Oct-19
Vesting date			Oct. 14, 2022
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.1835
Opening balance (in shares)		0	169,699
Issued (in shares)			0
Exercised (in shares)			(169,699)
Closing balance (in shares)			0

[1]	These retention on employment awards represent 50% increase in entitlement due to an administrative error.